John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 6/30/2020

Fund’s investments
As of 6-30-20 (unaudited)
	Shares	Value
Common stocks 97.7%		$11,534,471,745
(Cost $10,837,802,277)
Communication services 4.4%		515,746,742
Interactive media and services 3.3%
Alphabet, Inc., Class A (A)	198,902	282,052,981
Facebook, Inc., Class A (A)	488,407	110,902,577
Wireless telecommunication services 1.1%
T-Mobile US, Inc. (A)(B)	1,178,984	122,791,184
Consumer discretionary 9.0%		1,063,016,510
Auto components 0.3%
Lear Corp.	355,876	38,797,602
Automobiles 0.2%
Harley-Davidson, Inc. (B)	1,192,973	28,356,968
Hotels, restaurants and leisure 0.3%
Wyndham Hotels & Resorts, Inc. (B)	736,891	31,406,294
Household durables 1.6%
Lennar Corp., A Shares	1,446,518	89,134,439
Mohawk Industries, Inc. (A)(B)	949,825	96,654,192
Specialty retail 5.8%
AutoZone, Inc. (A)(B)	215,302	242,886,492
Best Buy Company, Inc.	1,987,221	173,424,777
Foot Locker, Inc. (B)	1,281,167	37,358,830
Lowe's Companies, Inc.	721,254	97,455,840
The TJX Companies, Inc.	1,803,408	91,180,308
Williams-Sonoma, Inc. (B)	570,308	46,770,959
Textiles, apparel and luxury goods 0.8%
Ralph Lauren Corp. (B)	618,873	44,880,670
Tapestry, Inc.	3,366,652	44,709,139
Consumer staples 2.5%		295,956,005
Beverages 0.4%
Coca-Cola European Partners PLC	1,298,963	49,048,843
Food and staples retailing 1.1%
The Kroger Company	3,939,375	133,347,844
Household products 1.0%
Kimberly-Clark Corp.	803,391	113,559,318
Energy 4.3%		509,388,584
Oil, gas and consumable fuels 4.3%
ConocoPhillips	2,988,984	125,597,108
Marathon Petroleum Corp.	4,381,191	163,768,920
Royal Dutch Shell PLC, ADR, Class A (B)	1,513,195	49,466,345
TOTAL SA, ADR	1,430,974	55,035,260
Valero Energy Corp.	1,963,974	115,520,951
Financials 22.4%		2,645,353,883
Banks 9.7%
Bank of America Corp.	12,738,978	302,550,728
Citigroup, Inc.	2,628,466	134,314,613
Fifth Third Bancorp	1,822,558	35,138,918
Huntington Bancshares, Inc.	8,035,403	72,599,866
JPMorgan Chase & Co.	4,036,828	379,704,042
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	5,637,193	$68,661,011
Truist Financial Corp. (B)	3,965,042	148,887,327
Capital markets 0.5%
The Charles Schwab Corp.	1,970,093	66,470,938
Consumer finance 0.2%
Discover Financial Services	413,771	20,725,789
Diversified financial services 3.4%
Berkshire Hathaway, Inc., Class B (A)	2,230,443	398,156,377
Insurance 8.6%
Aflac, Inc.	2,319,489	83,571,189
American International Group, Inc.	5,738,508	178,926,679
Chubb, Ltd.	1,879,398	237,969,375
Everest Re Group, Ltd. (B)	595,346	122,760,345
Marsh & McLennan Companies, Inc.	917,613	98,524,108
Reinsurance Group of America, Inc.	359,823	28,224,516
RenaissanceRe Holdings, Ltd.	133,312	22,800,351
The Progressive Corp.	2,416,510	193,586,616
The Travelers Companies, Inc.	454,021	51,781,095
Health care 19.9%		2,347,743,134
Health care equipment and supplies 1.9%
Medtronic PLC	1,823,994	167,260,250
Zimmer Biomet Holdings, Inc.	484,220	57,796,499
Health care providers and services 8.6%
AmerisourceBergen Corp.	1,478,408	148,979,174
Anthem, Inc.	876,820	230,586,124
Cigna Corp.	1,664,890	312,416,609
McKesson Corp.	1,004,598	154,125,425
UnitedHealth Group, Inc.	565,908	166,914,565
Life sciences tools and services 0.5%
Avantor, Inc. (A)(B)	3,162,683	53,765,611
Pharmaceuticals 8.9%
GlaxoSmithKline PLC, ADR (B)	2,557,069	104,302,845
Johnson & Johnson	2,399,794	337,483,030
Merck & Company, Inc.	1,682,874	130,136,646
Novartis AG, ADR	2,529,077	220,889,585
Pfizer, Inc.	8,045,467	263,086,771
Industrials 11.2%		1,326,279,075
Aerospace and defense 1.5%
Howmet Aerospace, Inc.	1,526,965	24,202,395
Huntington Ingalls Industries, Inc.	461,050	80,448,615
Northrop Grumman Corp.	212,848	65,437,989
Building products 1.4%
Carrier Global Corp. (B)	2,101,464	46,694,530
Owens Corning	2,077,463	115,839,337
Electrical equipment 2.1%
AMETEK, Inc.	522,540	46,699,400
Eaton Corp. PLC	2,327,322	203,594,129
Machinery 3.8%
Caterpillar, Inc.	704,836	89,161,754
Cummins, Inc.	509,728	88,315,473
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Machinery (continued)
Deere & Company (B)	704,934	$110,780,378
Dover Corp.	1,065,599	102,894,239
Otis Worldwide Corp.	1,050,732	59,744,622
Professional services 0.2%
Robert Half International, Inc.	522,589	27,608,377
Road and rail 1.6%
Kansas City Southern	707,918	105,685,078
Union Pacific Corp.	514,198	86,935,456
Trading companies and distributors 0.6%
United Rentals, Inc. (A)	484,684	72,237,303
Information technology 14.5%		1,704,826,777
Communications equipment 3.0%
Cisco Systems, Inc.	7,531,572	351,272,518
Semiconductors and semiconductor equipment 7.8%
Applied Materials, Inc.	2,486,771	150,325,307
KLA Corp.	708,216	137,733,848
Lam Research Corp. (B)	568,083	183,752,127
Micron Technology, Inc. (A)	3,464,274	178,479,396
NXP Semiconductors NV	1,391,207	158,653,246
ON Semiconductor Corp. (A)(B)	852,858	16,903,646
Qorvo, Inc. (A)	859,379	94,987,161
Software 3.0%
Microsoft Corp.	671,313	136,618,909
Oracle Corp.	2,535,839	140,155,822
SS&C Technologies Holdings, Inc. (B)	1,304,901	73,700,808
Technology hardware, storage and peripherals 0.7%
Western Digital Corp.	1,862,831	82,243,989
Materials 7.4%		875,244,847
Chemicals 3.1%
Corteva, Inc. (B)	3,474,930	93,093,375
DuPont de Nemours, Inc.	3,112,529	165,368,666
FMC Corp.	538,356	53,631,025
PPG Industries, Inc.	475,236	50,403,530
Construction materials 0.6%
CRH PLC, ADR (B)	2,040,203	69,999,365
Metals and mining 3.7%
Barrick Gold Corp. (B)	9,000,367	242,469,887
Kinross Gold Corp. (A)	4,850,205	35,018,480
Newmont Corp.	1,309,712	80,861,619
Yamana Gold, Inc. (B)	15,457,674	84,398,900
Utilities 2.1%		250,916,188
Electric utilities 1.1%
Edison International	2,375,562	129,016,772
Independent power and renewable electricity producers 0.5%
Vistra Energy Corp.	3,359,497	62,553,834
Multi-utilities 0.5%
CenterPoint Energy, Inc.	3,178,660	59,345,582
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value

Rights 0.0%		$138,393
(Cost $304,795)
T-Mobile US, Inc. (Expiration Date: 7-27-20; Strike Price: $103.00) (A)	823,770	138,393

	Yield (%)	Shares	Value
Short-term investments 2.7%			$321,534,796
(Cost $321,528,201)
Short-term funds 2.7%			321,534,796
John Hancock Collateral Trust (C)	0.2429(D)	9,758,293	97,693,203
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.1158(D)	223,841,593	223,841,593

Total investments (Cost $11,159,635,273) 100.4%	$11,856,144,934
Other assets and liabilities, net (0.4%)	(46,823,799)
Total net assets 100.0%	$11,809,321,135

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-20. The value of securities on loan amounted to $95,690,044.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-20.
The fund had the following country composition as a percentage of net assets on 6-30-20:
United States	86.2%
Switzerland	3.9%
Canada	3.1%
Ireland	2.0%
Netherlands	1.8%
United Kingdom	1.3%
Bermuda	1.2%
Other countries	0.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9,758,293	$6,063,564	$382,972,106	$(291,359,984)	$13,857	$3,660	$34,675	—	$97,693,203
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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